RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Sales of goods to the Parent Company	-	-	93	-

Participation in expenses with Parent Company	-	-	95	-

Salary management fees, and bonus to related parties	7,177	4,352	2,281	2,077

Salary and bonus to key management personnel	2,540	2,643	2,734	735

Car expenses	511	433	498	148

Schedule of Balances with Related Parties
	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Due to officers	(410)	(267)	(119)